Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables And Accruals [Abstract]
Accrued expenses	$ 9,537	$ 2,681
Other current liabilities	9,249	4,752
Accrued compensation	7,111	6,280
Early exercised option deposit liability	4,074
Income taxes payable	3,705
Accrued expenses and other current liabilities	$ 33,676	$ 13,713